Note 2 - Summary of significant accounting policies: Use of estimates (Policies)	12 Months Ended
Dec. 31, 2025
Policies
Use of estimates

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period covered by the financial statements and accompanying notes. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, and makes adjustments when facts and circumstances dictate. Significant accounting estimates reflected in the Company’s consolidated financial statements include, but not limited to, allowance for credit losses, estimated useful lives and impairment of property and equipment, valuation allowance of deferred tax assets, and other provisions and contingencies. As future events and their effects cannot be determined with precision, actual results could differ from those estimates.